Recently Issued Accounting Standards	9 Months Ended
Sep. 30, 2023
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recently issued accounting standards	RECENTLY ISSUED ACCOUNTING STANDARDS
Adoption of new accounting standards

In March 2020, the FASB issued ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, as amended by ASU 2021-01 Reference Rate Reform (Topic 848): Scope issued in January 2021 and ASU 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 issued in December 2022. This guidance provides temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met, which are available for election until December 31, 2024. Amendments to certain contracts affected by reference rate reform have been entered into applying the optional expedients where available. There has not been a material impact on our consolidated financial statements or related disclosures following adoption of the reference rate reform.

In October 2021, the FASB issued ASU 2021-08 Business Combinations (Topic 805) - Accounting for contract assets and contract liabilities from contracts with customers. We adopted this with effect from January 1, 2023. The adoption of ASU 2021-08 had no impact on our consolidated financial statements.
Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of September 30, 2023:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2022-03 Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	This amendment is intended to reduce diversity in practice in the measurement of the fair value of equity securities subject to contractual sale restrictions. For entities that have investments in equity securities that are subject to contractual sale restrictions, the contractual restriction on the sale is not considered part of the unit of account of the equity security, is not considered when measuring fair value and additional disclosures are required. This amendment is required to be applied prospectively from date of adoption; early adoption is permitted.
		January 1, 2024	No impact currently expected as a result of the adoption of this ASU.
ASU 2023-05 Business Combinations—Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement
Removes diversity in practice and requires certain joint ventures, upon formation to apply a new basis of accounting consistent with ASC 805 Business Combinations in the joint venturer’s separate financial statements. This guidance is effective for all joint ventures with a formation date on or after January 1, 2025; early adoption is permitted.

		January 1, 2025	No impact currently expected as a result of the adoption of this ASU.